BUSINESS DESCRIPTION	12 Months Ended
Dec. 31, 2021
BUSINESS DESCRIPTION [Abstract]
BUSINESS DESCRIPTION
1.	BUSINESS DESCRIPTION

Business Overview

Transportadora de Gas del Sur S.A. (“tgs” or the “Company”) is one of the companies created as a result of the privatization of Gas del Estado S.E. (“GdE”). tgs commenced operations on December 28, 1992 and it is mainly engaged in the Transportation of Natural Gas, and Production and Commercialization of natural gas Liquids (“Liquids”). tgs’s pipeline system connects major natural gas fields in southern and western Argentina with natural gas distributors and industries in those areas and in the greater Buenos Aires area. The natural gas transportation license to operate this system was exclusively granted to tgs for a period of thirty-five years (“the License”). tgs is entitled to a one-time extension of ten years provided that it has essentially met the obligations imposed by the License and by the Ente Nacional Regulador del Gas (National Gas Regulatory Body or “ENARGAS”). The General Cerri Gas Processing Complex (the “Cerri Complex”), where tgs processes natural gas by extracting liquids, was transferred from GdE along with the gas transmission assets. tgs also provides midstream services, which mainly consist of gas treatment, removal of impurities from the natural gas stream, gas compression, gas transportation in fields, wellhead gas gathering and pipeline construction, operation and maintenance services. Also, telecommunications services are provided through the subsidiary Telcosur S.A. (“Telcosur”). These services consist of data transmission services through a network of digital terrestrial radio relay.

Subsequently, the corporate purpose of the Company was modified to incorporate the development of complementary activities, incidental, linked and / or derived from natural gas transportation, such as the generation and commercialization of electric power and the provision of other services for the hydrocarbon sector in general.

Major Shareholders

tgs’s controlling shareholder is Compañía de Inversiones de Energía S.A. (“CIESA”), which holds 51% of the common stock. CIESA is under joint control and in equal parts of: (i) Pampa Energía S.A. (“Pampa Energía”) with 50%; (ii) Grupo Inversor Petroquímica S.L. (member of the GIP Group, led by the Sielecki family) and PCT L.L.C. with the remaining 50%. Local and foreign investors hold the remaining ownership of tgs’s common stock.

The following table shows the organizational structure, shareholders and related parties of tgs as of December 31, 2021:

44%, 24%, 8%, 12%, 5%, 0.02%

Economic context

The Company operates in an economic context whose main variables have recently had a strong volatility as a consequence of health, political and economic events both domestically and internationally.

In recent years, the Argentine scenario has not been auspicious, from the political and economic instability since 2019, which increased the degree of distrust in the financial markets, to the negative implications of the pandemic. The Argentine economy was in a recessionary process and the outbreak of the quarantine derived from the COVID pandemic in March 2020, described in the following section, made this scenario more complex.

During 2021, the country was in the process of recovery, but the negotiations with the International Monetary Fund (“IMF”) and the holding of legislative elections in November 2021, have caused a certain level of volatility in the main macroeconomic variables.

The main macroeconomic issues and the measures taken by the Argentine Government are as follows:

Economic activity, poverty and unemployment

The Argentine economy suffered a significant impact from the crisis generated by COVID-19 (“COVID”), in this sense, after the abrupt economic slowdown produced in 2020 due to the effect of the imposed sanitary measures, the reduction of restrictions in the third quarter of 2021 meant that from according to the measurements of the Instituto Nacional de Estadística y Censos (“INDEC”), the Monthly Estimator of Economic Activity” (EMAE) has registered an increase of 10% in 2021.
Additionally, the unemployment rate presented a rate of 8.2% for the third quarter of 2021, according to the latest information provided by INDEC.
Likewise, the pandemic has had a profound initial impact on the lowest-income sectors. The latest official statistical data available from INDEC corresponds to the first semester of 2021, and indicates that in that period poverty reached 40.6% and reached 18.8 million people throughout the country.
Throughout 2020, various assistance programs were created for companies and individuals in order to guarantee their income, such as the Emergency Assistance Program for Work and Production (“ATP” by its acronym in Spanish) for employers and workers affected by the health emergency and the Emergency Family Income (“IFE” by its acronym in Spanish) that helped sustain the economic situation. Likewise, until December 31, 2021, dismissals without cause were prohibited and the public emergency in occupational matters was established, as well as the obligation to pay double compensation in cases of dismissal without just cause.

Fiscal imbalance
The primary fiscal deficit accelerated by almost 35% per month in October 2021, mainly due to the economic measures taken by the Government in order to sustain economic activity. According to data released by the Ministry of Finance, the deficit for 2021 was equivalent to approximately 3% of Gross Domestic Product (“GDP”).
Its expansion is mainly explained by capital expenditures, salaries in the public sector, subsidies granted (especially assistance to the Administrative Company of the Wholesale Electricity Market, in the context of a tariff freeze), and social inclusion and containment expenses. Effects that could not be offset by the increase in revenues as a result of a higher economic activity.
Tariff policy
Reducing the fiscal deficit is one of the central issues within the framework of the principle of agreement with the IMF, and a large part of the deficit is explained by the growth of subsidies that cover the delay with tariffs. Public services tariffs have been virtually (in some cases completely and in others partially) frozen for almost 24 months.
Within this framework, the Government has announced that it will end the tariff freeze policy for electricity and gas services, initiating a new renegotiation process of the comprehensive tariff review (“RTI”). For further information, see “Note 17 – Regulatory framework.” Meanwhile, public service companies and the Government have entered into transitory agreements that contemplate transitory tariff adjustments that are not enough to compensate for the increase in costs that has occurred.
Likewise, in order to encourage production, to reduce the impact on certain types of natural gas consumers and to reduce the subsidies paid to natural gas producers, as from November 2020, the Plan for the Promotion of Argentine Natural Gas Production - Supply and Demand Scheme 2020-2024 was established through Decree No. 892/2020 (the “Gas.Ar Plan”).

Monetary imbalance and inflation

The country faces certain monetary imbalances aggravated by the high level of monetary issue as a result of the assistance measures adopted by the Government, thus pressing the international reserves of the Banco Central de la República Argentina (“BCRA”). The fall in the BCRA’s international reserves, accompanied by an increase in its monetary liabilities, has led to a tightening of the foreign exchange regulations that imposed restrictions on the accumulation and consumption of foreign currency and payments abroad, which in turn generated a significant gap between the official exchange rate and that of freer trading venues. For further information, see “Note 16 - Financial Risk Management”.
The National Consumer Price Index (“CPI”) published by the INDEC as of December 31, 2021 accumulated 50.9%.
In order to deal with this situation, the Government has adopted several measures, among which we can mention: maximum price plans for certain food products, limitations to increases in utility tariffs and a limited exchange rate devaluation policy.
According to the latest Survey of Market Expectations (“REM”) carried out by the BCRA corresponding to December 2021, the median resulting from the estimates made by the 37 participants of the REM, showed an expected inflation of 54.8% for 2022.

Public debt
On June 22, 2021, the Government reached an understanding with the Paris Club to avoid going into default at the end of July 2021 with the forum of creditor countries. This agreement represented an important advance in the negotiations with the IMF, since it contemplated the commitment on the part of Argentina to make the necessary efforts to reach a new agreement with the IMF to refinance debts before March 31, 2022.
Likewise, on January 31, 2022, the National Government and the IMF announced that they had reached an understanding to achieve an agreement of extended facilities, which proposes the reduction of the fiscal deficit gradually until it reaches 0% in 2024 and which it will include disbursements of funds by the IMF to cover capital maturities. In this sense, the details of the agreement between the National Government and the IMF technical team must be agreed upon, which must be approved by the National Congress and by the IMF Board of Directors.
However, the negotiations carried out with the IMF and the potential consequences that an agreement with said organization may have, have added a certain level of uncertainty in the evolution of the main macroeconomic variables.
The country risk level (also known as Emerging Markets Bonds Index or “EMBI”) as of December 31, 2021 amounted to 1,688 points.

Exchange market

The low level of reserves in the BCRA has led the National Government to maintain a very restrictive exchange control for the purchase of foreign currency in the single free market for foreign exchange (“MULC”), in which the price of the US dollar at 31 December 2021 was $102.52 (buyer) and $102.72 (seller), representing an increase of approximately 22%, well below inflation as measured by the CPI. However, as of December 31, 2021, the gap with respect to the alternative quotations of the US dollar obtained in the market was close to 118%.
Since the primary elections that took place in September 2021, the BCRA had to tighten the exchange rate clamp to try to stop the leak of foreign currency, establishing, among other measures, greater restrictions on access to the MULC for imports. For further information, see “Note 16.1.1. – Risk associated with exchange rates”.
The current economic context and in particular, the exchange market generates expectations that the local currency will continue to devaluate, being a relevant aspect the speed with which this issue may develop in the next months, as well as other restrictions and/or developments in the exchange market with effects on different aspects of the economic activity, such as foreign trade and others.

Impact of COVID-19 on tgs operations.

In December 2019, the appearance in China of a new SARS-CoV-2 coronavirus (known as “COVID-19”) was announced, which after December 31, 2019 spread practically throughout the world. On March 11, 2020, the World Health Organization (“WHO”) declared the COVID-19 outbreak a pandemic. The public health emergency situation led to various measures being taken in different countries to deal with it. The outbreak itself and the measures taken have significantly affected international economic activity with diverse impacts on each affected country and business sectors.

Oil and gas workers were always considered essential and are exempt from the movement restrictions that have been imposed by virtue of COVID-19. These measures implied a readjustment of our operations to continue providing our services and executing the essential works for the operation of the facilities. Although the activities carried out by the Company are considered essential, the situations described above have had an impact on the different business segments in which it operates, but without affecting their continuity.

As of the date of issuance of these Financial Statements, it is not possible to foresee the impact or the duration of said situation of volatility and uncertainty, nor the effect that the measures adopted and those that may be adopted in the future may have, but they could negatively affect the Company’s results, financial situation and cash flows. However, given the Company’s financial situation, it is not currently expected that the aforementioned events will affect the continuity of the business and, therefore, it is estimated that it will be able to continue to meet its financial commitments in the near future.

In this regard, the Company evaluated the impairment indicators in accordance with IAS 36, and the recoverable value tests have been performed on the assets included in Property, Plant and Equipment (“PPE”). The disclosures related to the test performed and the result of the test are included in Note 5.a. to these Consolidated Financial Statements.

The Company’s management permanently monitors the evolution of the situations affecting its business, in order to determine the possible actions to be taken and identify the eventual impacts on its financial position and the results of its operations. The Company’s financial statements should be read considering these circumstances.